Research and development costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Research and development expenditures expensed	€3,300	€3,233	€2,761
Amortization of capitalized development expenditures	2,193	1,889	1,575
Impairment and write-off of capitalized development expenditures	126	78	151
Total Research and development costs	€5,619	€5,200	€4,487
Refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional information on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2023, 2022 and 2021.
Refer to Note 10, Other intangible assets, for additional information on capitalized development expenditures.